Guarantor (Statement of Earnings) (Unaudited) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Revenues and other income
Sales of goods and services	$ 25,314	$ 23,683
Other income	9	142
Equity in earnings (loss)	0	0
GE Capital revenues from services	2,522	2,414
Total revenues and other income	27,845	26,239
Costs and Expenses [Abstract]
Interest and other financial charges	1,736	618
Investment Contracts Insurance Losses And Insurance Annuity Benefits	642	613
Other costs and expenses	25,228	23,388
Total Costs and Expenses	27,606	24,619
Earnings (loss) from continuing operations	238	1,621
Benefit (provision) for income taxes	139	(6,294)
Earnings (loss) from continuing operations attributable to the Company	378	(4,673)
Earnings (loss) from discontinued operations, net of taxes (Note 2)	(308)	(8,936)
Net earnings (loss)	69	(13,608)
Less net earnings (loss) attributable to noncontrolling interests	(121)	(35)
Net earnings (loss) attributable to the Company	191	(13,573)
Other comprehensive income (loss)	824	(4,191)
Comprehensive income (loss) attributable to the Company	1,015	(17,764)
Parent Company Guarantor (General Electric)
Revenues and other income
Sales of goods and services	10,013	9,672
Other income	226	(198)
Equity in earnings (loss)	908	(3,420)
GE Capital revenues from services	0	0
Total revenues and other income	11,146	6,055
Costs and Expenses [Abstract]
Interest and other financial charges	811	752
Investment Contracts Insurance Losses And Insurance Annuity Benefits	0	0
Other costs and expenses	10,455	10,515
Total Costs and Expenses	11,266	11,267
Earnings (loss) from continuing operations	(120)	(5,212)
Benefit (provision) for income taxes	619	574
Earnings (loss) from continuing operations attributable to the Company	499	(4,638)
Earnings (loss) from discontinued operations, net of taxes (Note 2)	(308)	(8,936)
Net earnings (loss)	191	(13,573)
Less net earnings (loss) attributable to noncontrolling interests	0	0
Net earnings (loss) attributable to the Company	191	(13,573)
Other comprehensive income (loss)	824	(4,191)
Comprehensive income (loss) attributable to the Company	1,015	(17,764)
Subsidiary Issuer (GE Capital)
Revenues and other income
Sales of goods and services	0	0
Other income	0	0
Equity in earnings (loss)	0	0
GE Capital revenues from services	396	0
Total revenues and other income	396	0
Costs and Expenses [Abstract]
Interest and other financial charges	373	0
Investment Contracts Insurance Losses And Insurance Annuity Benefits	0	0
Other costs and expenses	0	0
Total Costs and Expenses	373	0
Earnings (loss) from continuing operations	24	0
Benefit (provision) for income taxes	(3)	0
Earnings (loss) from continuing operations attributable to the Company	21	0
Earnings (loss) from discontinued operations, net of taxes (Note 2)	0	0
Net earnings (loss)	21	0
Less net earnings (loss) attributable to noncontrolling interests	0	0
Net earnings (loss) attributable to the Company	21	0
Other comprehensive income (loss)	(12)	0
Comprehensive income (loss) attributable to the Company	9	0
Subsidiary Guarantor (Subsidiary)
Revenues and other income
Sales of goods and services	0	0
Other income	0	0
Equity in earnings (loss)	669	0
GE Capital revenues from services	297	0
Total revenues and other income	967	0
Costs and Expenses [Abstract]
Interest and other financial charges	931	0
Investment Contracts Insurance Losses And Insurance Annuity Benefits	0	0
Other costs and expenses	36	0
Total Costs and Expenses	968	0
Earnings (loss) from continuing operations	(1)	0
Benefit (provision) for income taxes	(3)	0
Earnings (loss) from continuing operations attributable to the Company	(4)	0
Earnings (loss) from discontinued operations, net of taxes (Note 2)	(475)	0
Net earnings (loss)	(479)	0
Less net earnings (loss) attributable to noncontrolling interests	0	0
Net earnings (loss) attributable to the Company	(479)	0
Other comprehensive income (loss)	(182)	0
Comprehensive income (loss) attributable to the Company	(662)	0
Non Guarantor Subsidiaries
Revenues and other income
Sales of goods and services	33,759	31,334
Other income	3,441	1,047
Equity in earnings (loss)	13,623	11,639
GE Capital revenues from services	4,585	8,556
Total revenues and other income	55,407	52,575
Costs and Expenses [Abstract]
Interest and other financial charges	1,759	2,369
Investment Contracts Insurance Losses And Insurance Annuity Benefits	672	644
Other costs and expenses	35,166	40,816
Total Costs and Expenses	37,597	43,829
Earnings (loss) from continuing operations	17,811	8,745
Benefit (provision) for income taxes	(523)	(7,074)
Earnings (loss) from continuing operations attributable to the Company	17,288	1,672
Earnings (loss) from discontinued operations, net of taxes (Note 2)	(426)	(2,326)
Net earnings (loss)	16,862	(654)
Less net earnings (loss) attributable to noncontrolling interests	(26)	100
Net earnings (loss) attributable to the Company	16,887	(753)
Other comprehensive income (loss)	268	(4,990)
Comprehensive income (loss) attributable to the Company	17,155	(5,743)
Consolidation adjustments
Revenues and other income
Sales of goods and services	(18,458)	(17,323)
Other income	(3,659)	(707)
Equity in earnings (loss)	(15,200)	(8,219)
GE Capital revenues from services	(2,756)	(6,141)
Total revenues and other income	(40,072)	(32,390)
Costs and Expenses [Abstract]
Interest and other financial charges	(2,137)	(2,504)
Investment Contracts Insurance Losses And Insurance Annuity Benefits	(30)	(32)
Other costs and expenses	(20,429)	(27,943)
Total Costs and Expenses	(22,597)	(30,478)
Earnings (loss) from continuing operations	(17,475)	(1,913)
Benefit (provision) for income taxes	50	206
Earnings (loss) from continuing operations attributable to the Company	(17,425)	(1,707)
Earnings (loss) from discontinued operations, net of taxes (Note 2)	901	2,325
Net earnings (loss)	(16,525)	618
Less net earnings (loss) attributable to noncontrolling interests	(96)	(135)
Net earnings (loss) attributable to the Company	(16,429)	753
Other comprehensive income (loss)	(74)	4,990
Comprehensive income (loss) attributable to the Company	$ (16,502)	$ 5,743